Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
Amounts Of Consolidated Revenue, Expense, Tax And Assets

(Dollars in thousands)	2012	2011	2010
Consolidated
Net interest income	$688,667	$700,832	$730,838
Provision for loan losses	78,000	44,000	270,000
Noninterest income	671,329	786,011	932,725
Noninterest expense	1,383,701	1,292,995	1,341,810
Income/(loss) before income taxes	(101,705)	149,848	51,753
Provision/(benefit) for income taxes	(85,262)	15,836	(21,182)
Income/(loss) from continuing operations	(16,443)	134,012	72,935
Income/(loss) from discontinued operations, net of tax	148	8,618	(11,332)
Net income/(loss)	$(16,295)	$142,630	$61,603
Average assets	$25,068,721	$24,733,626	$25,677,371
Depreciation and amortization	$117,972	$89,321	$82,500
Expenditures for long-lived assets	21,862	35,408	42,631

(Dollars in thousands)	2012	2011	2010
Regional Banking
Net interest income	$597,992	$561,902	$556,822
Provision/(provision credit) for loan losses	(898)	(61,505)	92,297
Noninterest income	252,691	266,828	286,669
Noninterest expense	567,581	564,920	606,152
Income/(loss) before income taxes	284,000	325,315	145,042
Provision/(benefit) for income taxes	103,066	119,706	52,315
Net income/(loss)	$180,934	$205,609	$92,727
Average assets	$12,656,612	$11,456,329	$11,423,745
Depreciation and amortization	$71,815	$52,830	$44,201
Expenditures for long-lived assets	17,054	24,912	33,369

Capital Markets
Net interest income	$20,308	$22,090	$21,649
Noninterest income	334,979	355,739	424,170
Noninterest expense	263,308	320,835	318,188
Income/(loss) before income taxes	91,979	56,994	127,631
Provision/(benefit) for income taxes	34,750	21,608	47,809
Net income/(loss)	$57,229	$35,386	$79,822
Average assets	$2,311,463	$2,257,841	$2,115,716
Depreciation and amortization	$20,483	$12,777	$9,740
Expenditures for long-lived assets	1,837	4,465	1,142

Corporate
Net interest income/(expense)	$(23,564)	$(6,472)	$(354)
Noninterest income	27,056	69,338	63,339
Noninterest expense	101,312	105,164	70,181
Income/(loss) before income taxes	(97,820)	(42,298)	(7,196)
Provision/(benefit) for income taxes	(76,831)	(52,264)	(40,774)
Net income/(loss)	$(20,989)	$9,966	$33,578
Average assets	$5,224,744	$5,131,104	$4,984,252
Depreciation and amortization	$21,353	$16,647	$9,042
Expenditures for long-lived assets	2,453	1,134	4,979

Non-Strategic
Net interest income	$93,931	$123,312	$152,721
Provision for loan losses	78,898	105,505	177,703
Noninterest income	56,603	94,106	158,547
Noninterest expense	451,500	302,076	347,289
Income/(loss) before income taxes	(379,864)	(190,163)	(213,724)
Provision/(benefit) for income taxes	(146,247)	(73,214)	(80,532)
Income/(loss) from continuing operations	(233,617)	(116,949)	(133,192)
Income/(loss) from discontinued operations, net of tax	148	8,618	(11,332)
Net income/(loss)	$(233,469)	$(108,331)	$(144,524)
Average assets	$4,875,902	$5,888,352	$7,153,658
Depreciation and amortization	$4,321	$7,067	$19,517
Expenditures for long-lived assets	518	4,897	3,141

Certain previously reported amounts have been reclassified to agree with current presentation.